Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year(1)	Summary Compensation Total for PEO ($)	Compensation actually paid to PEO(2)(3) ($)	Average Summary Compensation Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of initial fixed $100 investment based on:		Net Loss ($000s)	Company-Selected Financial Measure: Annual Recurring Revenue ($000s)(5)
					Zuora Total Stockholder Return(4) ($)	Peer group Total Stockholder Return(4) ($)
2023	5,517,000	(1,638,716)	6,408,012	789,420	54	146	(197,970)	364,985
2022	7,424,000	8,833,317	4,296,700	5,173,371	113	173	(99,425)	313,864
2021	2,206,055	2,460,719	1,946,322	1,456,795	100	137	(73,174)	261,927

Company Selected Measure Name	annual recurring revenue (ARR)
Named Executive Officers, Footnote [Text Block]	Tien Tzuo, our CEO, served as our PEO for the entirety of all three fiscal years presented. Our non-PEO NEOs for the indicated fiscal years were as follows:
–Fiscal 2023: Todd McElhatton, Robert Traube, Sridhar Srinivasan, and Andrew Cohen
–Fiscal 2022: Todd McElhatton, Robert Traube, Sridhar Srinivasan, and Jennifer Pileggi
–Fiscal 2021: Todd McElhatton, Robert Traube, Jennifer Pileggi, Brent Cromley, Tyler Sloat, and Paolo Battaglini

Peer Group Issuers, Footnote [Text Block]	Total shareholder return (TSR) is calculated assuming a fixed investment of $100 measured from the market close on January 31, 2020 through and including the end of the fiscal year for each year reported in the table. The peer group consists of the S&P 500 Information Technology Index, which is the same peer group we use for our Item 201(e) of Regulation S-K disclosure. Historic stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal years.
PEO Total Compensation Amount	$ 5,517,000	$ 7,424,000	$ 2,206,055
PEO Actually Paid Compensation Amount	$ (1,638,716)	8,833,317	2,460,719
Adjustment To PEO Compensation, Footnote [Text Block]	The following table details the additions to and deductions from the Summary Compensation Table totals to calculate the Compensation Actually Paid amounts:

		Deductions		Additions
Fiscal Year	Summary Compensation Table Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Value of Any Awards Forfeited During the Fiscal Year ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Value of Stock Awards Granted and Vested in the Same Year ($)	Change in Value of Stock Awards Granted in any Prior Year Vested During the Year ($)	Compensation Actually Paid ($)
Principal Executive Officer
2023	5,517,000	4,563,000	0	2,376,000	(3,326,826)	0	(1,641,890)	(1,638,716)
2022	7,424,000	6,393,000	0	5,600,552	382,509	1,357,089	462,167	8,833,317
2021	2,206,055	1,624,245	0	1,958,279	(43,345)	311,103	(347,128)	2,460,719
Average for non-PEO NEOs
2023	6,408,012	5,686,688	0	2,417,249	(1,926,517)	460,531	(883,168)	789,420
2022	4,296,700	3,578,100	0	3,133,716	412,564	639,966	268,525	5,173,371
2021	1,946,322	1,497,717	530,461	1,560,226	(17,994)	201,497	(205,077)	1,456,795
	In calculating "compensation actually paid" to the PEO and Non-PEO NEOs, we determined the fair value of outstanding, vested and forfeited equity awards in the applicable year in accordance with SEC rules and computed in a manner consistent with ASC 718. The fair value of RSUs are based on the stock price on the relevant measurement date. The fair value of PSUs is computed based on the probable outcome of achievement of the applicable performance conditions as of the relevant measurement date, which is deemed to be achievement of the first and second tranches. Valuation assumptions used to calculate PSU fair values did not materially differ from those disclosed at the time of grant except for the stock price. Stock options are valued using a Black-Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.
Non-PEO NEO Average Total Compensation Amount	$ 6,408,012	4,296,700	1,946,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 789,420	5,173,371	1,456,795
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table details the additions to and deductions from the Summary Compensation Table totals to calculate the Compensation Actually Paid amounts:

		Deductions		Additions
Fiscal Year	Summary Compensation Table Total ($)	Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Value of Any Awards Forfeited During the Fiscal Year ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Value of Stock Awards Granted and Vested in the Same Year ($)	Change in Value of Stock Awards Granted in any Prior Year Vested During the Year ($)	Compensation Actually Paid ($)
Principal Executive Officer
2023	5,517,000	4,563,000	0	2,376,000	(3,326,826)	0	(1,641,890)	(1,638,716)
2022	7,424,000	6,393,000	0	5,600,552	382,509	1,357,089	462,167	8,833,317
2021	2,206,055	1,624,245	0	1,958,279	(43,345)	311,103	(347,128)	2,460,719
Average for non-PEO NEOs
2023	6,408,012	5,686,688	0	2,417,249	(1,926,517)	460,531	(883,168)	789,420
2022	4,296,700	3,578,100	0	3,133,716	412,564	639,966	268,525	5,173,371
2021	1,946,322	1,497,717	530,461	1,560,226	(17,994)	201,497	(205,077)	1,456,795
	In calculating "compensation actually paid" to the PEO and Non-PEO NEOs, we determined the fair value of outstanding, vested and forfeited equity awards in the applicable year in accordance with SEC rules and computed in a manner consistent with ASC 718. The fair value of RSUs are based on the stock price on the relevant measurement date. The fair value of PSUs is computed based on the probable outcome of achievement of the applicable performance conditions as of the relevant measurement date, which is deemed to be achievement of the first and second tranches. Valuation assumptions used to calculate PSU fair values did not materially differ from those disclosed at the time of grant except for the stock price. Stock options are valued using a Black-Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Performance Metrics
Annual Recurring Revenue (ARR) (including year-over-year growth in ARR)
Non-GAAP Operating Margin
Dollar-based Retention Rate (DBRR)

Total Shareholder Return Amount	$ 54	113	100
Peer Group Total Shareholder Return Amount	146	173	137
Net Income (Loss)	$ (197,970,000)	$ (99,425,000)	$ (73,174,000)
Company Selected Measure Amount	364,985,000	313,864,000	261,927,000
PEO Name	Tien Tzuo
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual Recurring Revenue (ARR)
Non-GAAP Measure Description [Text Block]	We determined annual recurring revenue (ARR) to be the most important financial performance measure used to link company performance to "compensation actually paid" to our PEO and Non-PEO NEOs. ARR, which we report in our periodic reports on Form 10-K and Form 10-Q, measures the recurring revenue generated from our business and is a key financial metric and indicator of our financial performance and stockholder value creation. ARR had a 60% weighting among the performance measures used to determine annual bonuses under the Fiscal 2023 Bonus Plan. In addition, for fiscal 2023, growth in ARR was one of the two performance metrics for the PSUs granted to the PEO and non-PEO NEOs.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Dollar-based Retention Rate (DBRR)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,563,000	$ 6,393,000	$ 1,624,245
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During The Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,376,000	5,600,552	1,958,279
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,326,826)	382,509	(43,345)
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,357,089	311,103
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,641,890)	462,167	(347,128)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,686,688	3,578,100	1,497,717
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	530,461
Non-PEO NEO [Member] | Equity Awards Granted During The Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,417,249	3,133,716	1,560,226
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,926,517)	412,564	(17,994)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	460,531	639,966	201,497
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (883,168)	$ 268,525	$ (205,077)